Consolidated Statements Of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Revenue	$ 445,860	2,699,103	2,549,856	2,491,290
Cost of goods sold	(251,218)	(1,520,796)	(1,369,312)	(1,302,653)
Gross profit	194,642	1,178,307	1,180,544	1,188,637
Sales, marketing and other operating expenses	(169,615)	(1,026,798)	(1,011,695)	(1,015,165)
General and administrative expenses	(20,077)	(121,542)	(115,734)	(120,671)
Impairment losses of property and equipment	(1,154)	(6,984)	(7,649)	(14,164)
Other income			1,480
Income from operations	3,796	22,983	46,946	38,637
Interest income	2,596	15,713	16,435	23,154
Dividend income from cost method investments	865	5,232	4,528	3,616
Equity in income of an equity method investee			1,337	1,552
Gain on disposal of an equity method investee			68,440
Income before income tax expense	7,257	43,928	137,686	66,959
Income tax expense	(5,303)	(32,100)	(47,594)	(31,026)
Net income attributable to China Nepstar Chain Drugstore Ltd.	1,954	11,828	90,092	35,933
Earnings per ordinary share:
Basic	$ 0.01	0.06	0.45	0.17
Diluted	$ 0.01	0.06	0.45	0.17
Other comprehensive income, net of tax:
Foreign currency translation adjustments	11	65	(555)	430
Comprehensive income attributable to China Nepstar Chain Drugstore Ltd.	$ 1,965	11,893	89,537	36,363